Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Accounts Receivable, Allowance for Credit Loss
The allowance for credit losses as of June 30, 2026, and 2025 was as follows:

	Six Months Ended June 30,
	2026	2025
Balance, January 1	$614	$211
Adjustments and provision for estimated credit losses	10	479
Write-offs	(378)	—
Foreign currency adjustments	(14)	10
Balance, June 30	$232	$700

Restructuring and Related Costs
Restructuring and other expenses for the six months ended June 30, 2026, and 2025 was as follows:

	Six Months Ended June 30,
	2026	2025
Severance costs	$825	$4,318
Office closures and other costs (1)	160	35
Restructuring and other expenses	$985	$4,353
(1) Includes office-closure related costs, including the disposal of computer and office equipment at those offices. In connection with these disposals, the Company derecognized the related gross carrying amounts and accumulated depreciation.